Derivative instruments - Offsetting (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Derivative Asset [Abstract]
Derivatives subject to netting arrangements, Gross assets recognized	$ 12,514	$ 13,658
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	10,257	11,115
Derivatives subject to netting arrangements, Net assets recognized on the balance sheet	2,257	2,543
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	523	495
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative assets subject to netting arrangements, gross amounts offset in the balance sheet	1,734	2,048
Total derivatives not subject to netting arrangements	2,007	2,142
Total derivatives, Gross assets recognized	14,521	15,800
Total derivatives, Net assets recognized on the balance sheet	4,264	4,685
Total derivatives, Net amount	3,741	4,190
Reverse repurchase agreements, Gross assets recognized	17,588	17,088
Reverse repurchase agreements, Gross amounts offset in the balance sheet	481	357
Reverse repurchase agreements, Net assets recognized on the balance sheet	17,107	16,731
Reverse repurchase agreements, Gross amounts not offset in the balance sheet, Financial instruments	17,104	16,726
Reverse repurchase agreements, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Reverse repurchase agreements, Net amount	3	5
Securities borrowing, Gross assets recognized	8,694	7,630
Securities borrowing, Net assets recognized on the balance sheet	8,694	7,630
Securities borrowing, Gross amounts not offset in the balance sheet, Financial instruments	8,425	7,373
Securities borrowing, Net amount	269	257
Total, Gross assets recognized	40,803	40,518
Total, Gross amounts offset in the balance sheet	10,738	11,472
Total, Net assets recognized on the balance sheet	30,065	29,046
Total, Gross amounts not offset in the balance sheet, Financial instruments	26,052	24,594
Total, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Total, Net amount	4,013	4,452
Derivative Liability [Abstract]
Derivatives subject to netting arrangements, Gross liabilities recognized	13,177	13,742
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	10,047	10,869
Derivatives subject to netting arrangements, Net liabilities recognized on the balance sheet	3,130	2,873
Derivatives subject to netting arrangements, Gross amounts not offset in the balance sheet, Financial instruments	1,675	2,140
Derivatives subject to netting arrangements, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Derivatives subject to netting arrangements, Net amount	1,455	733
Total derivatives not subject to netting arrangements	1,271	1,446
Total derivatives, Gross liabilities recognized	14,448	15,188
Total derivatives, Net liabilities recognized on the balance sheet	4,401	4,319
Total derivatives, Net amount	2,726	2,179
Repurchase agreements, Gross liabilities recognized	8,703	7,737
Repurchase agreements, Gross amounts offset in the balance sheet	481	357
Repurchase agreements, Net liabilities recognized on the balance sheet	8,222	7,380
Repurchase agreements, Gross amounts not offset in the balance sheet, Financial instruments	8,222	7,380
Repurchase agreements, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Repurchase agreements, Net amount	0	0
Securities lending, Gross liabilities recognized	1,615	1,801
Securities lending, Net liabilities recognized on the balance sheet	1,615	1,801
Securities lending, Gross amounts not offset in the balance sheet, Financial instruments	1,522	1,727
Securities lending, Net amount	93	74
Total, Gross liabilities recognized	24,766	24,726
Total, Gross amounts offset in the balance sheet	10,528	11,226
Total, Net liabilities recognized on the balance sheet	14,238	13,500
Total, Gross amounts not offset in the balance sheet, Financial instruments	11,419	11,247
Total, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Total, Net amount	2,819	2,253
Interest rate contracts
Derivative Asset [Abstract]
Derivatives subject to netting arrangements, Gross assets recognized	7,205	9,554
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	6,047	8,071
Derivatives subject to netting arrangements, Net assets recognized on the balance sheet	1,158	1,483
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	321	432
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative assets subject to netting arrangements, gross amounts offset in the balance sheet	837	1,051
Derivative Liability [Abstract]
Derivatives subject to netting arrangements, Gross liabilities recognized	8,116	10,188
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	6,634	8,235
Derivatives subject to netting arrangements, Net liabilities recognized on the balance sheet	1,482	1,953
Derivatives subject to netting arrangements, Gross amounts not offset in the balance sheet, Financial instruments	1,266	1,795
Derivatives subject to netting arrangements, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Derivatives subject to netting arrangements, Net amount	216	158
Foreign exchange contracts
Derivative Asset [Abstract]
Derivatives subject to netting arrangements, Gross assets recognized	5,265	3,981
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	4,172	2,981
Derivatives subject to netting arrangements, Net assets recognized on the balance sheet	1,093	1,000
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	202	63
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative assets subject to netting arrangements, gross amounts offset in the balance sheet	891	937
Derivative Liability [Abstract]
Derivatives subject to netting arrangements, Gross liabilities recognized	4,957	3,409
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	3,363	2,567
Derivatives subject to netting arrangements, Net liabilities recognized on the balance sheet	1,594	842
Derivatives subject to netting arrangements, Gross amounts not offset in the balance sheet, Financial instruments	355	274
Derivatives subject to netting arrangements, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Derivatives subject to netting arrangements, Net amount	1,239	568
Equity contracts
Derivative Asset [Abstract]
Derivatives subject to netting arrangements, Gross assets recognized	44	123
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	38	63
Derivatives subject to netting arrangements, Net assets recognized on the balance sheet	6	60
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	0	0
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative assets subject to netting arrangements, gross amounts offset in the balance sheet	6	60
Derivative Liability [Abstract]
Derivatives subject to netting arrangements, Gross liabilities recognized	104	145
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	50	67
Derivatives subject to netting arrangements, Net liabilities recognized on the balance sheet	54	78
Derivatives subject to netting arrangements, Gross amounts not offset in the balance sheet, Financial instruments	54	71
Derivatives subject to netting arrangements, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Derivatives subject to netting arrangements, Net amount	$ 0	$ 7